UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Innovation Leaders ETF (TNXT)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Innovation Leaders ETF (the "fund") for the period of January 28, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovation Leaders ETF	$22	0.49%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$18,131
  Number of Portfolio Holdings275
  Portfolio Turnover Rate56.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	41.1%
Health Care	25.1
Financials	10.8
Communication Services	8.4
Consumer Discretionary	7.1
Industrials & Business Services	6.0
Consumer Staples	0.8
Energy	0.5
Materials	0.3
Other	(0.1)

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Alphabet	4.9
Apple	4.8
Amazon.com	3.1
Broadcom	2.9
Microsoft	2.7
Advanced Micro Devices	2.7
Intel	2.1
Micron Technology	2.0
Eli Lilly	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Innovation Leaders ETF (TNXT)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1253-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TNXT	Innovation Leaders ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INNOVATION LEADERS ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

1/28/26(1) Through
6/30/26
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.02
Net realized and unrealized gain/loss	2.87
Total from investment activities	2.89
NET ASSET VALUE
End of period	$ 27.89
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	11.56%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.49%(5)
Net expenses after waivers/payments by Price Associates	0.49%(5)
Net investment income	0.22%(5)
Portfolio turnover rate(6)	56.7%
Net assets, end of period (in thousands)	$ 18,131

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INNOVATION LEADERS ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.3%
Common Stocks 0.3%
MercadoLibre (USD) (1)	28	47
Total Argentina (Cost $63)		47
AUSTRALIA 0.4%
Common Stocks 0.4%
Cochlear	841	71
Total Australia (Cost $63)		71
BELGIUM 0.2%
Common Stocks 0.2%
UCB	112	33
Total Belgium (Cost $34)		33
BELIZE 0.4%
Common Stocks 0.4%
NU Holdings, Class A (USD) (1)	4,103	55
XP, Class A (USD)	810	13
Total Belize (Cost $93)		68
CANADA 0.4%
Common Stocks 0.4%
Element Fleet Management	961	20
Shopify, Class A (USD) (1)	420	48
TMX Group	285	9
Total Canada (Cost $90)		77
CHINA 0.1%
Common Stocks 0.1%
Alibaba Group Holding, ADR (USD)	273	26
Total China (Cost $47)		26

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
DENMARK 0.2%
Common Stocks 0.2%
Novo Nordisk, Class B	558	27
Total Denmark (Cost $22)		27
FINLAND 0.2%
Common Stocks 0.2%
Fortum	1,790	41
Total Finland (Cost $43)		41
FRANCE 0.9%
Common Stocks 0.9%
Abivax, ADR (USD) (1)	134	18
Airbus	93	20
Euronext	75	12
Orange	2,908	55
Safran	83	33
Sensorion (1)	15,290	4
Thales	67	17
Total France (Cost $163)		159
GEORGIA 1.5%
Common Stocks 1.5%
BioNTech, ADR (USD) (1)	126	12
flatexDEGIRO (EUR)	894	38
Hensoldt (EUR)	238	19
Infineon Technologies, ADR (USD)	1,132	106
Innio (USD) (1)	585	23
Merck (EUR)	279	47
SAP, ADR (USD)	148	23
Total Georgia (Cost $220)		268

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
GERMANY 0.7%
Common Stocks 0.7%
adidas	98	20
Ascendis Pharma (USD) (1)	83	22
Deutsche Boerse	31	8
Novo Nordisk, ADR (USD)	749	36
Novonesis Novozymes B, Class B (DKK)	393	25
SAP	104	16
Total Germany (Cost $125)		127
ICELAND 0.4%
Common Stocks 0.4%
Global-e Online (USD) (1)	698	24
Teva Pharmaceutical Industries, ADR (USD) (1)	778	27
Tower Semiconductor (USD) (1)	92	24
Total Iceland (Cost $65)		75
INDIA 0.1%
Common Stocks 0.1%
ICICI Bank, ADR (USD)	406	12
Total India (Cost $12)		12
IRAN 0.6%
Common Stocks 0.6%
Alkermes (USD) (1)	253	13
Eaton (USD)	152	65
ICON (USD) (1)	121	21
Total Iran (Cost $96)		99
ITALY 0.1%
Common Stocks 0.1%
Ferrari	65	24
Total Italy (Cost $21)		24

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
JAPAN 3.1%
Common Stocks 3.1%
Advantest	200	41
Ajinomoto	1,100	40
Chugai Pharmaceutical	1,700	78
Daiichi Sankyo	1,000	16
Eisai	1,300	33
KDDI	1,000	17
Keyence	100	51
Komatsu	400	16
Mitsubishi UFJ Financial Group	500	10
Mitsui Fudosan	2,300	21
Murata Manufacturing	800	57
Nintendo	300	13
Renesas Electronics	2,200	68
Sumitomo Electric Industries	1,200	22
TDK	1,700	38
Terumo	2,900	40
Total Japan (Cost $537)		561
NETHERLANDS 1.9%
Common Stocks 1.9%
Adyen (1)	85	80
Argenx, ADR (USD) (1)	72	67
ASML Holding (USD)	79	157
BE Semiconductor Industries	109	36
Total Netherlands (Cost $314)		340
NEW ZEALAND 0.0%
Common Stocks 0.0%
Xero (AUD) (1)	132	7
Total New Zealand (Cost $9)		7

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
NIGER 0.5%
Common Stocks 0.5%
Adyen, ADR (USD) (1)	4,011	37
ASM International (EUR)	15	17
Newamsterdam Pharma (USD) (1)	857	29
Pharvaris (USD) (1)	280	10
Total Niger (Cost $111)		93
SLOVAKIA REPUBLIC 0.6%
Common Stocks 0.6%
SK Hynix (KRW)	61	108
Total Slovakia Republic (Cost $52)		108
SLOVENIA 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1)	993	95
Total Slovenia (Cost $111)		95
SWAZILAND 0.2%
Common Stocks 0.2%
DSM-Firmenich (EUR)	276	26
MoonLake Immunotherapeutics (USD) (1)	861	17
Total Swaziland (Cost $38)		43
SWITZERLAND 0.4%
Common Stocks 0.4%
Lenovo Group (HKD)	8,000	24
Sonova Holding	75	18
Tencent Holdings (HKD)	700	38
Total Switzerland (Cost $99)		80

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing, ADR (USD)	490	234
Total Taiwan (Cost $171)		234
UNITED KINGDOM 2.2%
Common Stocks 2.2%
ARM Holdings, ADR (USD) (1)	162	58
AstraZeneca (USD)	278	53
Experian	956	32
Halma	864	45
Immucore Holdings, ADR (USD) (1)	591	19
InterContinental Hotels Group (USD)	152	26
Klarna Group (USD) (1)	1,058	21
London Stock Exchange Group	90	10
Marex Group (USD)	610	37
Rolls-Royce Holdings	1,587	31
Wise Group, Class A (1)	5,705	68
Total United Kingdom (Cost $353)		400
UNITED STATES 83.1%
Common Stocks 83.1%
Advanced Micro Devices (1)	830	482
Affirm Holdings (1)	995	81
Alignment Healthcare (1)	877	21
Alnylam Pharmaceuticals (1)	84	25
Alphabet, Class A	1,326	474
Alphabet, Class C	1,171	414
Alumis (1)	455	13
Amazon.com (1)	2,353	561
American Express	171	58
Analog Devices	130	52
API Group (1)	785	33

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Apogee Therapeutics (1)	103	14
Appfolio, Class A (1)	174	28
Apple	2,994	866
AppLovin, Class A (1)	173	89
Arista Networks (1)	319	54
Astera Labs (1)	159	77
Atlassian, Class A (1)	271	21
Automatic Data Processing	186	42
Avalo Therapeutics (1)	430	8
Avalyn Pharma (1)	348	11
Axon Enterprise (1)	135	76
Axsome Therapeutics (1)	85	21
Baker Hughes	609	34
Beam Therapeutics (1)	730	25
Belite Bio, ADR (1)	102	16
BeOne Medicines, Class A (HKD) (1)	1,900	41
Bicara Therapeutics (1)	521	15
Bill Holdings (1)	452	16
Billiontoone, Class A (1)	379	45
Biohaven (1)	693	10
Block (1)	2,439	185
Bridgebio Pharma (1)	114	8
BrightSpring Health Services (1)	1,110	77
Bristol-Myers Squibb	2,050	118
Broadcom	1,384	523
Cadence Design Systems (1)	153	57
Capital One Financial	239	48
Cardinal Health	550	131
Caterpillar	147	157
Celldex Therapeutics (1)	271	10
Cencora	102	29
Centene (1)	385	25
Cerebras Systems, Class A (1)	48	11

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
CG Oncology (1)	366	26
Charles River Laboratories International (1)	256	58
Chubb	48	16
Ciena (1)	108	53
Climb Bio (1)	1,637	21
CME Group	102	23
Coinbase Global, Class A (1)	117	17
Corebridge Financial	382	11
Corning	316	81
Corpay (1)	337	112
Corvus Pharmaceuticals (1)	470	7
Crinetics Pharmaceuticals (1)	628	24
Crowdstrike Holdings, Class A (1)	108	82
Cullinan Therapeutics (1)	454	8
CVS Health	1,403	145
Cytokinetics (1)	198	17
Danaher	162	31
Datadog, Class A (1)	204	53
Definium Therapeutics (1)	1,038	49
Dell Technologies, Class C	136	59
Dianthus Therapeutics (1)	395	39
DigitalOcean Holdings (1)	229	36
Dover	225	50
Elevance Health	161	62
Eli Lilly	292	350
Emerson Electric	711	102
Enliven Therapeutics (1)	589	30
Entegris	309	56
Equifax	86	14
Erasca (1)	2,165	40
Evommune (1)	298	4
Fidelity National Information Services	266	10
Fifth Third Bancorp	165	9

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
First Advantage (1)	2,473	45
Fiserv (1)	446	22
Fortive	1,005	61
FTI Consulting (1)	84	13
Gilead Sciences	1,056	133
Global Payments	284	21
Globalfoundries	391	32
Guardant Health (1)	745	112
Ideaya Biosciences (1)	606	23
Immix Biopharma (1)	1,254	13
Immunome (1)	943	20
Insmed (1)	227	24
Intel (1)	2,688	375
Intercontinental Exchange	229	28
Intuitive Surgical (1)	55	22
Ionis Pharmaceuticals (1)	187	15
Kailera Therapeutics (1)	829	18
KKR	80	7
KLA	472	142
Kodiak Sciences (1)	822	32
Krystal Biotech (1)	96	36
Kymera Therapeutics (1)	787	90
Kyverna Therapeutics (1)	770	7
Lam Research	432	187
Lattice Semiconductor (1)	365	56
Liquidia (1)	192	15
Lumentum Holdings (1)	38	33
Madrigal Pharmaceuticals (1)	30	16
Marqeta, Class A (1)	13,310	54
Mastercard, Class A	402	206
MBX Biosciences (1)	594	33
Medpace Holdings (1)	47	25
Merck	153	20

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Meta Platforms, Class A	486	274
Micron Technology	311	359
Microsoft	1,318	492
Mirum Pharmaceuticals (1)	171	20
Moderna (1)	838	59
Monte Rosa Therapeutics (1)	1,591	39
Moody's	62	28
Natera (1)	410	111
Navan, Class A (1)	4,109	94
Netflix (1)	1,676	120
Nurix Therapeutics (1)	953	23
NVIDIA	6,722	1,345
Ocular Therapeutix (1)	886	9
Oracle	788	115
ORIC Pharmaceuticals (1)	1,372	15
Oruka Therapeutics (1)	385	37
PACCAR	697	84
Palo Alto Networks (1)	235	80
Palvella Therapeutics (1)	121	18
Parabilis Medicines (1)	457	13
Parker-Hannifin	80	78
Paylocity Holding (1)	65	7
Payoneer Global (1)	4,025	29
PayPal Holdings	528	23
Praxis Precision Medicines (1)	92	31
Procter & Gamble	745	109
Protagonist Therapeutics (1)	697	85
QUALCOMM	572	106
Rapport Therapeutics (1)	485	20
Relay Therapeutics (1)	1,572	29
Revolution Medicines (1)	237	44
Rhythm Pharmaceuticals (1)	135	15
Robinhood Markets, Class A (1)	475	48

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
Rocket, Class A (1)	1,963	31
Roivant Sciences (1)	1,754	62
Royalty Pharma, Class A	1,464	82
S&P Global	62	25
Samsara, Class A (1)	784	25
Scholar Rock Holding (1)	547	30
ServiceNow (1)	390	39
Sezzle (1)	218	37
Shattuck Labs (1)	1,795	12
Sionna Therapeutics (1)	353	16
Skyworks Solutions	910	62
SLB	1,180	55
Snap, Class A (1)	3,644	16
Snowflake (1)	188	48
Space Exploration Technologies, Class A (1)	381	65
Spyre Therapeutics (1)	571	51
SS&C Technologies Holdings	432	27
Stoke Therapeutics (1)	253	8
StoneX Group (1)	695	82
Structure Therapeutics, ADR (1)	424	23
Stryker	170	54
Summit Therapeutics (1)	2,352	34
Synopsys (1)	147	66
Tango Therapeutics (1)	1,073	34
Tenax Therapeutics (1)	422	6
Tenet Healthcare (1)	447	84
Tesla (1)	819	344
Thermo Fisher Scientific	140	70
T-Mobile US	206	35
Toast, Class A (1)	1,228	34
TransUnion	173	12
Twist Bioscience (1)	467	48
Twist Bioscience (1)	239	8

T. ROWE PRICE INNOVATION LEADERS ETF

	Shares	$ Value
(Cost and value in $000s)
United Therapeutics (1)	45	24
UnitedHealth Group	404	168
Vaxcyte (1)	270	16
Vera Therapeutics (1)	681	29
Verisk Analytics	101	18
Verra Mobility (1)	545	2
Vertex Pharmaceuticals (1)	226	112
Viatris	3,076	49
Viavi Solutions (1)	330	16
Viridian Therapeutics (1)	982	18
Visa, Class A	766	263
Western Alliance Bancorp	124	10
Western Union	1,620	12
Workiva (1)	410	20
Total United States (Cost $13,526)		15,074
URUGUAY 0.1%
Common Stocks 0.1%
Dlocal (USD)	1,075	14
Total Uruguay (Cost $15)		14
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.58% (2)	12,585	13
Total Short-Term Investments (Cost $13)		13
Total Investments 100.5% of Net Assets (Cost $16,506)		$18,216

‡
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1)	Non-income producing

T. ROWE PRICE INNOVATION LEADERS ETF

(2)	Seven-day yield

ADR	American Depositary Receipts
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
HKD	Hong Kong Dollar
KRW	South Korean Won
USD	U.S. Dollar
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INNOVATION LEADERS ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $16,506)	$18,216
Receivable for investment securities sold	587
Dividends receivable	4
Foreign currency (cost $3)	3
Cash	1
Total assets	18,811
Liabilities
Payable for investment securities purchased	673
Investment management and administrative fees payable	7
Total liabilities	680
NET ASSETS	$18,131
Net Assets Consists of:
Total distributable earnings (loss)	$1,949
Paid-in capital applicable to 650,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	16,182
NET ASSETS	$18,131
NET ASSET VALUE PER SHARE	$27.89
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INNOVATION LEADERS ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

1/28/26 Through
6/30/26
Investment Income (Loss)
Dividend income (net of foreign taxes of $3)	$49
Investment management and administrative expense	34
Net investment income	15
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(383)
In-kind redemptions	608
Foreign currency transactions	(1)
Net realized gain	224
Change in net unrealized gain / loss on securities	1,710
Net realized and unrealized gain / loss	1,934
INCREASE IN NET ASSETS FROM OPERATIONS	$1,949
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INNOVATION LEADERS ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

1/28/26 Through
6/30/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$15
Net realized gain	224
Change in net unrealized gain / loss	1,710
Increase in net assets from operations	1,949
Capital share transactions*
Shares sold	19,437
Shares redeemed	(3,255)
Increase in net assets from capital share transactions	16,182
Net Assets
Increase during period	18,131
Beginning of period	-
End of period	$18,131
*Share information (000s)
Shares sold	775
Shares redeemed	(125)
Increase in shares outstanding	650
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INNOVATION LEADERS ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Innovation Leaders ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on January 28, 2026. The fund seeks to provide long-term capital growth.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INNOVATION LEADERS ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE INNOVATION LEADERS ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE INNOVATION LEADERS ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they

T. ROWE PRICE INNOVATION LEADERS ETF

represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$16,496	$1,707	$—	$18,203
Short-Term Investments	13	—	—	13
Total	$16,509	$1,707	$—	$18,216
NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of

T. ROWE PRICE INNOVATION LEADERS ETF

developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $26,795,000 and $9,317,000, respectively, for the period ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $1,741,000 and $2,937,000, respectively, for the period ended June 30, 2026.
NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $16,506,000. Net unrealized gain aggregated $1,710,000 at period-end, of which $2,517,000 related to appreciated investments and $807,000 related to depreciated investments.

T. ROWE PRICE INNOVATION LEADERS ETF

NOTE 5 – FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.49% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 575,000 shares of the fund, representing 88% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE INNOVATION LEADERS ETF

sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events

T. ROWE PRICE INNOVATION LEADERS ETF

may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INNOVATION LEADERS ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s

T. ROWE PRICE INNOVATION LEADERS ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).
Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1253-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026